GNSS BUSINESS (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	9 years	$26,390
Existing technology	3 years	10,220
Brand	13 years	9,280
		$45,890

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer Relationships	5 years	$640
Existing Technology	3 years	410
Backlog	11 months	110
		$1,160

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer relationships	3.5 years	$2,090
Existing technology	4 years	450
		$2,540
The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer relationships	5 years	$2,640
Existing technology	4 years	973
In-process research and development		313
		$3,926

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

Cash	$1,430
Deferred income tax asset	1,049
Property and equipment	7,244
Identifiable intangible assets	45,890
Goodwill	51,658
Other working capital	(8,623)
Long-term obligations	(1,147)
Fair value of net assets acquired	$97,501

The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Assets acquired
Inventory	$604
Property and equipment	175
Identifiable intangible assets	1,160
Goodwill	1,206
Fair value of net assets acquired	$3,145

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

Assets acquired
Cash	$3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
$7,371
Liabilities assumed
Accounts payable and accrued liabilities	$392
Deferred income taxes	534
Fair value of net assets acquired	$6,445
The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

Assets acquired
Cash	$1,852
Accounts receivable	1,754
Inventory	2,375
Other assets	124
Identifiable intangible assets	3,926
Goodwill	1,782
$11,813
Liabilities assumed
Accounts payable and accrued liabilities	$1,458
Deferred income taxes	1,228
Fair value of net assets acquired	$9,127